Statements of Operations and Comprehensive Income/(Loss) (PREMA LIFE PTY. LTD) - PREMA LIFE PTY. LTD. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
REVENUE	$ 414,650	$ 401,043	$ 951,610	$ 984,804	$ 1,574,148	$ 1,425,254
COST OF REVENUE	(263,480)	(221,487)	(510,736)	(470,472)	(894,182)	(418,580)
GROSS PROFIT	151,170	179,556	440,874	514,332	679,966	1,006,674
OTHER INCOME	231,591		401,024	80,656	572,631	103,126
OPERATING EXPENSES	(250,434)	(215,467)	(490,742)	(550,330)	(1,283,773)	(1,285,661)
PROFIT/(LOSS) FROM OPERATIONS	132,327	(35,911)	351,156	44,658	(31,176)	(175,861)
FINANCE COSTS					(10,617)	(13,963)
LOSS FROM OPERATIONS					(41,793)	(189,824)
TAX EXPENSE:
Deferred tax
Income tax
TOTAL TAX EXPENSE
NET PROFIT/(LOSS)	132,327	(35,911)	351,156	44,658	(41,793)	(189,824)
OTHER COMPREHENSIVE GAIN (LOSS)
Foreign currency translation gain (loss)	22,964	7,095	48,122	2,673	(3,757)	(39,670)
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ 155,291	$ (28,816)	$ 399,278	$ 47,331	$ (45,550)	$ (229,494)